GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill		$ 21,062,455	$ 21,062,455
Amortization of identifiable intangible assets		51,365	51,366
Intangible asset, net		821,841	873,206
Research and Development Expense [Member]
Goodwill [Line Items]
Intangible asset, net		1,101,760	$ 1,101,760
Merger Agreement [Member] | PointR [Member]
Goodwill [Line Items]
Goodwill		16,182,456
Merger Agreement [Member] | Oncotelic [Member]
Goodwill [Line Items]
Goodwill		$ 4,879,999
Assignment and Assumption Agreement [Member] | Autotelic Inc [Member]
Goodwill [Line Items]
Shares issued during the period for acquisition, shares	204,798
Shares issued during the period for acquisition	$ 819,191